Commitment and Contingencies - Operating Lease Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Mar. 31, 2020
Commitments and Contingencies Disclosure [Line Items]
Remainder of FY2021	$ 2,547
Year two	9,488
Year three	9,039
Year four	9,621
Year five	9,299
Thereafter	41,054
Total	$ 81,048
StepStone Group LP
Commitments and Contingencies Disclosure [Line Items]
Current year		$ 9,548
Year two		8,772
Year three		8,236
Year four		9,019
Year five		9,014
Thereafter		40,100
Total		$ 84,689